Capital adequacy and liquidity situation - Operational risk and capital buffer requirements (Details)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 22, 2023	Jun. 21, 2023
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer			2.00%	1.00%
Parent Company
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%	2.50%
Countercyclical buffer	1.50%	1.60%
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	70.00%	74.00%
Parent Company | Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.15%	0.12%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%